SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and deposits	¥ 526,630	¥ 1,211,877	¥ 342,380
Cash equivalents	110,861	6,364	69,971
Total	¥ 637,491	¥ 1,218,241	¥ 412,351